Equity (Schedule of Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	$ (7,023)	$ (13,479)	$ (10,774)
Other comprehensive income loss before reclassifications	(4,505)	7,149	(2,265)
Amounts reclassified from accumulated other comprehensive income loss	3,775	(693)	(440)
Other comprehensive income (loss)	(730)	6,456	(2,705)
Balance as of December 31	(7,753)	(7,023)	(13,479)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	330	(24)	(107)
Other comprehensive income loss before reclassifications	(1,814)	1,315	523
Amounts reclassified from accumulated other comprehensive income loss	857	(961)	(440)
Other comprehensive income (loss)	(957)	354	83
Balance as of December 31	(627)	330	(24)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1	(7,353)	(13,455)	(10,667)
Other comprehensive income loss before reclassifications	(2,691)	5,834	(2,788)
Amounts reclassified from accumulated other comprehensive income loss	2,918	268
Other comprehensive income (loss)	227	6,102	(2,788)
Balance as of December 31	$ (7,126)	$ (7,353)	$ (13,455)